Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
2022	$ 19	$ 28
Bandwidth Purchase Commitments [Member]
Operating Leased Assets [Line Items]
2022	$ 4,410